Financial risk management - Concentration by geographic location for financial instrument, net of allowance (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	₩ 681,905,714	₩ 635,883,853
Due from banks and loans at amortized cost
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	487,523,988	444,195,263
Due from banks and loans at amortized cost | Banks
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	14,058,051	15,099,247
Due from banks and loans at amortized cost | Retail
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	199,809,576	177,454,344
Due from banks and loans at amortized cost | Government/Public agency/Central bank
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	27,228,308	21,981,065
Due from banks and loans at amortized cost | Corporations
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	218,713,457	202,763,657
Due from banks and loans at amortized cost | Card receivable
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	27,714,596	26,896,950
Deposits and loans at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	1,915,396	1,789,305
Deposits and loans at FVTPL | Banks
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	134,609	238,740
Deposits and loans at FVTPL | Corporations
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	1,780,787	1,550,565
Securities measured at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	67,134,121	65,575,798
Securities measured at FVOCI
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	92,016,210	88,637,000
Securities at amortized cost
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	33,315,999	35,686,487
Guarantees
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	22,509,195	18,374,287
Loan commitments and other liabilities related to credit
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	218,980,794	212,078,870
Total
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	241,489,989	230,453,157
Korea
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	605,619,034	568,541,737
Korea | Due from banks and loans at amortized cost
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	429,699,348	393,212,762
Korea | Due from banks and loans at amortized cost | Banks
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	6,303,730	5,077,652
Korea | Due from banks and loans at amortized cost | Retail
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	185,102,271	164,718,020
Korea | Due from banks and loans at amortized cost | Government/Public agency/Central bank
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	21,716,534	17,922,312
Korea | Due from banks and loans at amortized cost | Corporations
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	189,219,966	178,948,161
Korea | Due from banks and loans at amortized cost | Card receivable
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	27,356,847	26,546,617
Korea | Deposits and loans at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	1,556,383	1,258,330
Korea | Deposits and loans at FVTPL | Banks
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	99,159	207,997
Korea | Deposits and loans at FVTPL | Corporations
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	1,457,224	1,050,333
Korea | Securities measured at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	61,955,771	61,136,722
Korea | Securities measured at FVOCI
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	81,294,290	79,391,621
Korea | Securities at amortized cost
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	31,113,242	33,542,302
Korea | Guarantees
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	20,517,889	16,993,719
Korea | Loan commitments and other liabilities related to credit
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	206,833,657	200,907,271
Korea | Total
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	227,351,546	217,900,990
USA
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	17,120,704	15,615,954
USA | Due from banks and loans at amortized cost
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	8,025,048	7,988,142
USA | Due from banks and loans at amortized cost | Banks
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	1,284,361	3,063,531
USA | Due from banks and loans at amortized cost | Retail
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	506,525	414,632
USA | Due from banks and loans at amortized cost | Government/Public agency/Central bank
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	1,018,284	455,682
USA | Due from banks and loans at amortized cost | Corporations
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	5,203,409	4,042,958
USA | Due from banks and loans at amortized cost | Card receivable
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	12,469	11,339
USA | Deposits and loans at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	198,961	285,425
USA | Deposits and loans at FVTPL | Banks
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	35,450	30,743
USA | Deposits and loans at FVTPL | Corporations
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	163,511	254,682
USA | Securities measured at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	3,321,700	2,439,313
USA | Securities measured at FVOCI
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	5,367,178	4,699,809
USA | Securities at amortized cost
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	207,817	203,265
USA | Guarantees
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	579,426	155,883
USA | Loan commitments and other liabilities related to credit
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	1,873,831	1,465,839
USA | Total
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	2,453,257	1,621,722
England
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	2,240,545	1,520,499
England | Due from banks and loans at amortized cost
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	1,421,880	861,015
England | Due from banks and loans at amortized cost | Banks
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	624,468	307,509
England | Due from banks and loans at amortized cost | Retail
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	7,064	7,927
England | Due from banks and loans at amortized cost | Government/Public agency/Central bank
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net		2
England | Due from banks and loans at amortized cost | Corporations
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	789,820	545,109
England | Due from banks and loans at amortized cost | Card receivable
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	528	468
England | Deposits and loans at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net		0
England | Deposits and loans at FVTPL | Corporations
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net		0
England | Securities measured at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	377,462	379,357
England | Securities measured at FVOCI
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	441,203	280,127
England | Guarantees
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	250,938	7,607
England | Loan commitments and other liabilities related to credit
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	290,909	226,423
England | Total
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	541,847	234,030
Japan
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	15,707,940	13,443,166
Japan | Due from banks and loans at amortized cost
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	14,492,721	12,317,127
Japan | Due from banks and loans at amortized cost | Banks
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	334,073	371,901
Japan | Due from banks and loans at amortized cost | Retail
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	5,165,687	4,682,914
Japan | Due from banks and loans at amortized cost | Government/Public agency/Central bank
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	1,914,100	1,360,853
Japan | Due from banks and loans at amortized cost | Corporations
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	7,075,869	5,899,157
Japan | Due from banks and loans at amortized cost | Card receivable
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	2,992	2,302
Japan | Deposits and loans at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	15,402	15,439
Japan | Deposits and loans at FVTPL | Corporations
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	15,402	15,439
Japan | Securities measured at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	135,194	100,113
Japan | Securities measured at FVOCI
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	564,635	445,201
Japan | Securities at amortized cost
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	499,988	565,286
Japan | Guarantees
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	44,186	55,086
Japan | Loan commitments and other liabilities related to credit
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	352,256	461,892
Japan | Total
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	396,442	516,978
Germany
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	811,366	1,431,385
Germany | Due from banks and loans at amortized cost
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	773,776	1,331,300
Germany | Due from banks and loans at amortized cost | Banks
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	354,583	946,100
Germany | Due from banks and loans at amortized cost | Retail
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	3,399	2,189
Germany | Due from banks and loans at amortized cost | Government/Public agency/Central bank
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	197,042	222,960
Germany | Due from banks and loans at amortized cost | Corporations
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	218,422	159,768
Germany | Due from banks and loans at amortized cost | Card receivable
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	330	283
Germany | Deposits and loans at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net		32,370
Germany | Deposits and loans at FVTPL | Corporations
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net		32,370
Germany | Securities measured at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	2,564	29,247
Germany | Securities measured at FVOCI
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	35,026	38,468
Germany | Guarantees
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	9,663	15,639
Germany | Loan commitments and other liabilities related to credit
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	87,212	93,295
Germany | Total
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	96,875	108,934
Vietnam
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	11,647,400	10,167,184
Vietnam | Due from banks and loans at amortized cost
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	10,830,453	9,450,572
Vietnam | Due from banks and loans at amortized cost | Banks
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	1,295,863	1,577,823
Vietnam | Due from banks and loans at amortized cost | Retail
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	4,391,692	3,629,576
Vietnam | Due from banks and loans at amortized cost | Government/Public agency/Central bank
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	334,366	304,743
Vietnam | Due from banks and loans at amortized cost | Corporations
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	4,533,648	3,663,408
Vietnam | Due from banks and loans at amortized cost | Card receivable
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	274,884	275,022
Vietnam | Deposits and loans at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	5,193
Vietnam | Deposits and loans at FVTPL | Corporations
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	5,193
Vietnam | Securities measured at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	0	11,066
Vietnam | Securities measured at FVOCI
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	50,368	51,473
Vietnam | Securities at amortized cost
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	761,386	654,073
Vietnam | Guarantees
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	199,535	197,031
Vietnam | Loan commitments and other liabilities related to credit
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	2,187,736	1,972,723
Vietnam | Total
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	2,387,271	2,169,754
China
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	7,997,608	7,216,044
China | Due from banks and loans at amortized cost
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	7,164,953	6,372,393
China | Due from banks and loans at amortized cost | Banks
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	1,633,954	1,610,517
China | Due from banks and loans at amortized cost | Retail
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	2,002,467	1,883,206
China | Due from banks and loans at amortized cost | Government/Public agency/Central bank
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	360,451	341,837
China | Due from banks and loans at amortized cost | Corporations
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	3,125,771	2,497,698
China | Due from banks and loans at amortized cost | Card receivable
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	42,310	39,135
China | Securities measured at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	7,144	25,267
China | Securities measured at FVOCI
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	708,567	707,921
China | Securities at amortized cost
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	116,944	110,463
China | Guarantees
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	511,891	595,236
China | Loan commitments and other liabilities related to credit
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	2,158,798	2,315,614
China | Total
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	2,670,689	2,910,850
Other country
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	20,761,117	17,947,884
Other country | Due from banks and loans at amortized cost
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	15,115,809	12,661,952
Other country | Due from banks and loans at amortized cost | Banks
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	2,227,019	2,144,214
Other country | Due from banks and loans at amortized cost | Retail
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	2,630,471	2,115,880
Other country | Due from banks and loans at amortized cost | Government/Public agency/Central bank
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	1,687,531	1,372,676
Other country | Due from banks and loans at amortized cost | Corporations
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	8,546,552	7,007,398
Other country | Due from banks and loans at amortized cost | Card receivable
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	24,236	21,784
Other country | Deposits and loans at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	139,457	197,741
Other country | Deposits and loans at FVTPL | Corporations
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	139,457	197,741
Other country | Securities measured at FVTPL
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	1,334,286	1,454,713
Other country | Securities measured at FVOCI
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	3,554,943	3,022,380
Other country | Securities at amortized cost
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	616,622	611,098
Other country | Guarantees
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	395,667	354,086
Other country | Loan commitments and other liabilities related to credit
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	5,196,395	4,635,813
Other country | Total
Concentration by geographic location for financial instrument, net of allowance [Line Items]
Financial assets, net	₩ 5,592,062	₩ 4,989,899